OTHER ASSETS, NET - Narrative (Details) - COP ($) $ in Millions		Dec. 31, 2025		Dec. 31, 2024
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets related to investments in subsidiaries held for sale		$ 40,309,257	[1]	$ 0
Banistmo S.A. | Other assets
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets related to investments in subsidiaries held for sale	[1]	$ 2,007,290

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.